Investment Objectives and Goals - Bridges Investment Fund	Apr. 30, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Bridges Investment Fund (the “Fund”) seeks long-term capital appreciation,
Objective, Secondary [Text Block]	with a secondary objective of generating a modest amount of current income.